GOODWILL - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
GOODWILL
Goodwill acquired	¥ 37,628	¥ 17,978
Goodwill derecognized	20,463	1,989
Goodwill impairment loss	98,196	93,417	¥ 141,800
Gross amount of goodwill	6,496,003	6,478,838	6,462,849
Accumulated impairment losses on goodwill	¥ 1,718,583	1,622,031	1,528,614
Home Renovation and Furnishing Reporting Units
GOODWILL
Percentage of fair value in excess of carrying amount	5.50%
Percentage of decrease in fair value below carrying amount if revenue growth rate decreased	1.40%
Percentage of decrease in fair value below carrying amount if revenue growth rate increased	0.40%
Existing home transaction services
GOODWILL
Goodwill acquired	¥ 37,628	17,978
Goodwill derecognized	20,463	1,989
Goodwill impairment loss	68,920	59,163
Gross amount of goodwill	1,580,926	1,563,761	1,547,772
Accumulated impairment losses on goodwill	1,075,829	1,008,553	949,390
Existing home transaction services | Guangdong province
GOODWILL
Goodwill acquired	37,600
Existing home transaction services | Multiple cities
GOODWILL
Goodwill derecognized	20,500
New home transaction services
GOODWILL
Goodwill acquired	0	0
Goodwill derecognized	0	0
Goodwill impairment loss	29,276	34,254
Gross amount of goodwill	1,691,080	1,691,080	1,691,080
Accumulated impairment losses on goodwill	¥ 626,562	¥ 597,286	¥ 563,032